Derivative financial assets and liabilities - fair value hedges (Details) - Fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Net gains/(losses)	€ 0	€ 0	€ 1
Currency risk
Disclosure of detailed information about hedges [line items]
Net gains/(losses) on qualifying hedges	0	0	104
Fair value changes in hedged items	0	0	(104)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Net gains/(losses) on qualifying hedges	0	(2)	(9)
Fair value changes in hedged items	€ 0	€ 2	€ 10